Revenue Recognition - Information about Receivables and Deferred Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Trade receivables	$ 288	$ 292
Deferred revenue (contract liabilities)	$ 102	$ 107
Policy period	1 year
Revenue recognized	$ 46